Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 98.4%

Communication Services — 11.2%
Meta Platforms, Inc., Class A	1,331	$1,029,449
Netflix, Inc.*	388	449,847
Spotify Technology SA*	386	241,844
Total Communication Services		1,721,140

Consumer Discretionary — 12.9%
Amazon.com, Inc.*	4,847	1,134,731
Booking Holdings, Inc.	64	352,260
Chipotle Mexican Grill, Inc.*	4,105	176,022
Hilton Worldwide Holdings, Inc.	1,139	305,343
Total Consumer Discretionary		1,968,356

Financials — 7.4%
KKR & Co., Inc.	1,963	287,736
LPL Financial Holdings, Inc.	953	377,131
Mastercard, Inc., Class A	823	466,205
Total Financials		1,131,072

Health Care — 9.1%
Danaher Corp.	1,075	211,947
Eli Lilly & Co.	693	512,868
Intuitive Surgical, Inc.*	784	377,175
Stryker Corp.	737	289,442
Total Health Care		1,391,432

Industrials — 4.8%
Eaton Corp. PLC	848	326,243
Trane Technologies PLC	938	410,919
Total Industrials		737,162

Information Technology — 53.0%
Amphenol Corp., Class A	3,069	326,879
Analog Devices, Inc.	1,911	429,268
Apple, Inc.	2,749	570,610
Broadcom, Inc.	3,214	943,952
Cadence Design Systems, Inc.*	900	328,113
Intuit, Inc.	527	413,763
Microsoft Corp.	3,754	2,002,759
NVIDIA Corp.	9,032	1,606,522
Oracle Corp.	1,521	385,984
ServiceNow, Inc.*	356	335,751
Shopify, Inc., Class A*	2,129	260,185
Snowflake, Inc., Class A*	1,650	368,775
Workday, Inc., Class A*	676	155,061
Total Information Technology		8,127,622

Total Common Stocks
(Cost $10,908,101)		15,076,784

Short-Term Investment — 1.7%

Money Market Fund — 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(a)
(Cost $267,023)	267,023	267,023

Total Investments — 100.1% (Cost $11,175,124)		15,343,807
Other Assets and Liabilities, Net — (0.1)%		(14,875)
Net Assets — 100.0%		$15,328,932

*	Non-income producing securities.
(a)	Reflects the 7-day yield at July 31, 2025.

Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$15,076,784	$—	$—	$15,076,784
Short-Term Investment:
Money Market Fund	267,023	—	—	267,023
Total Investments in Securities	$15,343,807	$—	$—	$15,343,807

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.